Provision In Lieu Of Income Taxes (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision In Lieu Of Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 774	$ 662	$ 686
Provision in lieu of income taxes at the U.S. federal statutory rate of 21% for 2019 and 2018 and 35% for 2017	163	139	240
Amortization of investment tax credits - net of deferred tax effect	(2)	(2)	(2)
Amortization of excess deferred taxes	(52)	(18)	(1)
Impact of federal statutory rate change 35% to 21%			21
Texas margin tax, net of federal tax benefit	17	17	13
Nontaxable gains on benefit plan investments	(2)	(1)	(4)
Other	(1)	(18)
Total provision in lieu of income taxes	$ 123	$ 117	$ 267
Effective rate	15.90%	17.70%	38.90%
U.S. federal statutory rate	21.00%	21.00%	35.00%